SELECTED STATEMENTS OF INCOME DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income, net:
Interest on bank deposits and other	$ 7,016	$ 5,279	$ 3,528
Amortization of premiums, accretion of discounts and interest on debt marketable securities, net	3,639	2,304	2,008
Other gain	537
Gain from sale of available-for-sale marketable securities			18
Bank charges	(124)	(113)	(89)
Foreign currency translation differences, net	(2,276)	(196)	(635)
Financial income and expenses, net	$ 8,792	$ 7,274	$ 4,830